Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Components of the (Loss) Income Before Income Taxes

The components of the (loss) income before income taxes are as follows:

	For the Six Months Ended June 30,
	2025	2024
PRC subsidiaries	$5,567,597	$1,760,641
Hong Kong and Cayman subsidiaries	(4,070,656)	(1,489,911)
Singapore subsidiary	(127,131)	7,471
	$1,369,810	$278,201

Schedule of Income Tax (Expenses) Benefits

For the six months ended June 30, 2025 and 2024, the income tax (expenses) benefits were comprised of the following:

	For the Six Months Ended June 30,
	2025	2024
Current income tax expense	$(543,641)	$(97,184)
Deferred income tax (expenses) benefits	(993,625)	736,087
	$(1,537,266)	$638,903

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and deferred tax liabilities as of June 30, 2025 and December 31, 2024 consist of the following:

	June 30, 2025	December 31, 2024
Deferred tax assets:
Net operating losses carryforwards	$224,340	$2,007,724
Impairment of inventories	1,004,394	214,619
Operating lease liabilities	118	458
Total deferred tax assets, gross	1,228,852	2,222,801
Deferred tax liabilities
Operating lease right-of-use assets	$(1,011)	$(1,334)
Total deferred tax assets, net of deferred tax liabilities	$1,227,841	$2,221,467